Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	158,166,534	164,550,509	158,166,534	[1]
Effect of Share-based Payment arrangements (in shares)		84,164	137,991
Weighted average number of ordinary shares (diluted) (in shares)		164,634,673	158,304,525	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.